AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 14.6%
Electronic Equipment, Instruments & Components – 0.8%
Zhen Ding Technology Holding Ltd.	689,000	$2,105,643

IT Services – 1.7%
Atos SE	68,610	4,571,155

Semiconductors & Semiconductor Equipment – 6.8%
NXP Semiconductors NV	32,140	2,665,370
Realtek Semiconductor Corp.	328,000	2,354,677
SCREEN Holdings Co., Ltd.(a)	108,400	3,967,199
SK Hynix, Inc.	75,250	5,087,201
Taiwan Semiconductor Manufacturing Co., Ltd.	407,000	3,663,941

		17,738,388

Software – 2.8%
Avast PLC(b)	911,600	4,407,307
Open Text Corp.	80,916	2,829,444

		7,236,751

Technology Hardware, Storage & Peripherals – 2.5%
Samsung Electronics Co., Ltd.	169,050	6,572,915

		38,224,852

Consumer Staples – 14.4%
Beverages – 3.1%
Coca-Cola Bottlers Japan Holdings, Inc.	128,700	2,641,371
Coca-Cola European Partners PLC	147,220	5,525,167

		8,166,538

Food & Staples Retailing – 3.7%
Koninklijke Ahold Delhaize NV	250,910	5,845,335
Tesco PLC(a)	1,353,610	3,822,631

		9,667,966

Food Products – 5.5%
Morinaga & Co., Ltd./Japan	54,400	2,226,950
Nichirei Corp.	113,100	3,184,653
Salmar ASA	101,950	3,372,908
WH Group Ltd.(b)	5,955,000	5,496,513

		14,281,024

Tobacco – 2.1%
British American Tobacco PLC	162,300	5,528,793

		37,644,321

Financials – 14.1%
Banks – 7.3%
Banco Comercial Portugues SA(a)	15,570,220	1,749,918
Bank Hapoalim BM	476,890	2,857,462
Bank Leumi Le-Israel BM	522,080	2,878,729
Bank of Ireland Group PLC	1,004,793	1,873,002
Erste Group Bank AG	176,730	3,235,519
KBC Group NV	76,670	3,478,913
Mediobanca Banca di Credito Finanziario SpA	524,050	2,857,739

		18,931,282

Company	Shares	U.S. $ Value

Capital Markets – 1.4%
Credit Suisse Group AG(c)	457,847	$3,695,442

Consumer Finance – 0.0%
Isracard Ltd.	23,577	63,278

Diversified Financial Services – 1.0%
ORIX Corp.	225,200	2,686,785

Insurance – 4.4%
Allianz SE	26,700	4,546,941
Suncorp Group Ltd.(a)	765,760	4,252,466
Swiss Re AG	34,690	2,671,092

		11,470,499

		36,847,286

Industrials – 9.9%
Aerospace & Defense – 4.8%
Airbus SE	62,090	4,003,677
BAE Systems PLC	761,410	4,892,075
MTU Aero Engines AG	16,680	2,411,873
Saab AB - Class B	67,203	1,276,832

		12,584,457

Air Freight & Logistics – 1.0%
SG Holdings Co., Ltd.(a)	107,700	2,565,248

Airlines – 0.7%
Wizz Air Holdings PLC(b) (c)	64,690	1,820,792

Machinery – 1.5%
Alstom SA	66,713	2,754,720
Weichai Power Co., Ltd. - Class H	736,000	1,172,369

		3,927,089

Professional Services – 0.5%
UT Group Co., Ltd.(a) (c)	138,100	1,404,213

Trading Companies & Distributors – 1.4%
AerCap Holdings NV(c)	158,490	3,611,987

		25,913,786

Health Care – 8.8%
Pharmaceuticals – 8.8%
GlaxoSmithKline PLC	322,390	6,049,378
Novo Nordisk A/S - Class B	115,580	6,901,980
Roche Holding AG	31,680	10,192,782

		23,144,140

Materials – 8.6%
Chemicals – 5.0%
Air Water, Inc.	197,600	2,706,099
Covestro AG(b)	107,360	3,258,177
Evonik Industries AG	153,470	3,204,947
Tosoh Corp.	346,400	3,914,699

		13,083,922

Company	Shares	U.S. $ Value

Metals & Mining – 3.6%
Agnico Eagle Mines Ltd.	64,600	$2,578,859
BlueScope Steel Ltd.(a)	514,961	2,696,088
First Quantum Minerals Ltd.	264,930	1,353,547
Northern Star Resources Ltd.(a)	428,060	2,772,967
Yamato Kogyo Co., Ltd.	2,900	49,670

		9,451,131

		22,535,053

Consumer Discretionary – 8.5%
Auto Components – 2.7%
Faurecia SE	133,650	3,913,486
NGK Spark Plug Co., Ltd.(a)	229,500	3,216,985

		7,130,471

Automobiles – 3.1%
Peugeot SA(a)	357,343	4,652,346
Subaru Corp.(a)	175,700	3,358,519

		8,010,865

Hotels, Restaurants & Leisure – 1.7%
GVC Holdings PLC	634,600	4,395,702

Textiles, Apparel & Luxury Goods – 1.0%
Pandora A/S	81,400	2,615,473

		22,152,511

Energy – 6.4%
Oil, Gas & Consumable Fuels – 6.4%
JXTG Holdings, Inc.	1,321,900	4,504,223
Repsol SA	511,551	4,563,674
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A(a)	408,410	7,082,209
Royal Dutch Shell PLC - Class A	35,934	624,306

		16,774,412

Communication Services – 5.4%
Diversified Telecommunication Services – 2.9%
Nippon Telegraph & Telephone Corp.	179,600	4,295,424
Orange SA	288,150	3,488,763

		7,784,187

Entertainment – 2.5%
Nintendo Co., Ltd.	16,700	6,490,513

		14,274,700

Utilities – 4.8%
Electric Utilities – 4.8%
EDP - Energias de Portugal SA	1,633,240	6,571,144
Enel SpA	862,050	5,946,283

		12,517,427

Company	Shares	U.S. $ Value

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
Aroundtown SA	762,750	$3,817,908

Total Common Stocks (cost $318,038,187)		253,846,396

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $6,294,318)	6,294,318	6,294,318

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $324,332,505)		260,140,714

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(d) (e) (f) (cost $1,593,051)	1,593,051	1,593,051

Total Investments – 100.0% (cost $325,925,556)(g)		261,733,765
Other assets less liabilities – 0.0%		118,294

Net Assets – 100.0%		$261,852,059

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	46,869	USD	6,681	04/17/2020	$63,102
Bank of America, NA	EUR	1,849	USD	2,069	04/17/2020	27,795
Bank of America, NA	GBP	1,924	USD	2,497	04/17/2020	106,082
Bank of America, NA	JPY	368,957	USD	3,338	04/17/2020	(95,826)
Bank of America, NA	NOK	37,336	USD	4,196	04/17/2020	604,831
Bank of America, NA	USD	3,746	GBP	2,871	04/17/2020	(178,695)
Bank of America, NA	USD	21,579	JPY	2,357,328	04/17/2020	357,796
Bank of America, NA	USD	642	NOK	5,996	04/17/2020	(65,479)
Bank of America, NA	USD	746	NZD	1,124	04/17/2020	(75,202)
Bank of America, NA	USD	1,510	SEK	14,447	04/17/2020	(49,577)
Bank of America, NA	USD	510	KRW	611,813	05/14/2020	(7,683)
Bank of America, NA	USD	5,449	JPY	589,106	07/17/2020	52,856
Bank of America, NA	USD	868	JPY	92,574	07/17/2020	(3,500)
Barclays Bank PLC	BRL	1,359	USD	261	04/02/2020	(131)
Barclays Bank PLC	USD	288	BRL	1,359	04/02/2020	(26,381)
Barclays Bank PLC	AUD	2,134	USD	1,315	04/17/2020	1,781
Barclays Bank PLC	AUD	2,255	USD	1,352	04/17/2020	(35,213)
Barclays Bank PLC	CHF	1,835	USD	1,934	04/17/2020	25,748
Barclays Bank PLC	CHF	3,539	USD	3,669	04/17/2020	(10,935)
Barclays Bank PLC	EUR	3,185	USD	3,569	04/17/2020	54,362
Barclays Bank PLC	GBP	2,231	USD	2,863	04/17/2020	91,291

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,163	USD	1,441	04/17/2020	$(3,958)
Barclays Bank PLC	JPY	237,786	USD	2,222	04/17/2020	8,884
Barclays Bank PLC	USD	792	CAD	1,097	04/17/2020	(12,228)
Barclays Bank PLC	USD	722	CNY	5,124	04/17/2020	1,448
Barclays Bank PLC	USD	3,422	CNY	23,745	04/17/2020	(69,688)
Barclays Bank PLC	USD	2,105	EUR	1,933	04/17/2020	27,766
Barclays Bank PLC	USD	12,793	GBP	9,825	04/17/2020	(585,572)
Barclays Bank PLC	USD	1,266	JPY	138,499	04/17/2020	22,716
Barclays Bank PLC	USD	4,679	SGD	6,296	04/17/2020	(248,359)
Barclays Bank PLC	INR	285,609	USD	3,968	04/23/2020	218,286
Barclays Bank PLC	USD	2,315	INR	171,778	04/23/2020	(59,983)
Barclays Bank PLC	KRW	629,912	USD	531	05/14/2020	13,551
Barclays Bank PLC	KRW	1,815,672	USD	1,470	05/14/2020	(21,824)
Barclays Bank PLC	USD	1,892	KRW	2,339,397	05/14/2020	29,440
Barclays Bank PLC	USD	934	KRW	1,123,844	05/14/2020	(11,077)
Barclays Bank PLC	RUB	62,465	USD	825	05/20/2020	29,980
Barclays Bank PLC	TWD	260,427	USD	8,748	05/21/2020	71,023
Barclays Bank PLC	TWD	53,144	USD	1,770	05/21/2020	(990)
Barclays Bank PLC	USD	1,863	TWD	55,681	05/21/2020	(7,425)
Barclays Bank PLC	CAD	1,235	USD	858	07/17/2020	(19,913)
Barclays Bank PLC	NOK	7,252	USD	705	07/17/2020	6,840
Barclays Bank PLC	USD	3,137	CHF	2,895	07/17/2020	(114,698)
Barclays Bank PLC	USD	4,046	JPY	442,625	07/17/2020	87,993
Barclays Bank PLC	USD	1,647	JPY	175,661	07/17/2020	(5,833)
BNP Paribas SA	CAD	841	USD	626	04/17/2020	28,732
BNP Paribas SA	GBP	3,820	USD	4,888	04/17/2020	141,485
BNP Paribas SA	HKD	39,249	USD	5,048	04/17/2020	(14,444)
BNP Paribas SA	USD	753	CAD	1,010	04/17/2020	(35,452)
BNP Paribas SA	USD	516	HKD	4,005	04/17/2020	278
BNP Paribas SA	USD	824	NOK	7,624	04/17/2020	(90,453)
BNP Paribas SA	USD	938	IDR	13,064,665	05/05/2020	(139,599)
BNP Paribas SA	USD	538	KRW	651,058	05/14/2020	(2,991)
Citibank, NA	BRL	16,879	USD	3,846	04/02/2020	597,879
Citibank, NA	BRL	6,637	USD	1,277	04/02/2020	(638)
Citibank, NA	USD	3,247	BRL	16,879	04/02/2020	1,625
Citibank, NA	USD	1,413	BRL	6,637	04/02/2020	(135,866)
Citibank, NA	AUD	1,530	USD	970	04/17/2020	28,833
Citibank, NA	AUD	1,635	USD	977	04/17/2020	(28,104)
Citibank, NA	EUR	8,858	USD	9,840	04/17/2020	65,429
Citibank, NA	EUR	9,937	USD	10,778	04/17/2020	(187,412)
Citibank, NA	GBP	1,295	USD	1,698	04/17/2020	89,564
Citibank, NA	JPY	718,138	USD	6,864	04/17/2020	180,945
Citibank, NA	USD	532	CAD	773	04/17/2020	16,945
Citibank, NA	USD	7,539	CHF	7,245	04/17/2020	(6,531)
Citibank, NA	USD	229	CNY	1,618	04/17/2020	(723)
Citibank, NA	USD	9,328	EUR	8,273	04/17/2020	(199,120)
Citibank, NA	USD	1,361	GBP	1,064	04/17/2020	(39,007)
Citibank, NA	USD	1,485	HKD	11,542	04/17/2020	3,890
Citibank, NA	USD	673	NOK	6,352	04/17/2020	(61,589)
Citibank, NA	USD	1,327	BRL	6,849	05/05/2020	(11,650)
Citibank, NA	USD	454	KRW	568,210	05/14/2020	12,891
Citibank, NA	USD	859	RUB	62,465	05/20/2020	(64,812)
Citibank, NA	EUR	3,606	USD	4,089	07/17/2020	96,925
Citibank, NA	EUR	1,107	USD	1,219	07/17/2020	(7,479)
Citibank, NA	USD	1,069	AUD	1,819	07/17/2020	50,055
Citibank, NA	USD	977	EUR	881	07/17/2020	(1,217)
Credit Suisse International	AUD	7,829	USD	5,254	04/17/2020	437,892
Credit Suisse International	NOK	25,414	USD	2,757	04/17/2020	312,233
Credit Suisse International	SEK	11,969	USD	1,228	04/17/2020	17,272
Credit Suisse International	TRY	5,291	USD	828	04/17/2020	31,280
Credit Suisse International	USD	7,552	CHF	7,273	04/17/2020	9,345
Credit Suisse International	USD	1,823	EUR	1,674	04/17/2020	23,990
Credit Suisse International	USD	772	ILS	2,832	04/17/2020	27,946
Credit Suisse International	USD	549	NOK	4,935	04/17/2020	(74,039)
Credit Suisse International	EUR	1,522	USD	1,676	07/17/2020	(9,099)
Credit Suisse International	USD	2,567	AUD	4,400	07/17/2020	140,329

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ILS	18,066	USD	5,230	04/17/2020	$126,541
Deutsche Bank AG	ILS	3,292	USD	926	07/17/2020	(8,815)
Deutsche Bank AG	USD	1,361	JPY	150,507	07/17/2020	44,762
Goldman Sachs Bank USA	BRL	2,034	USD	391	04/02/2020	(196)
Goldman Sachs Bank USA	USD	454	BRL	2,034	04/02/2020	(62,499)
Goldman Sachs Bank USA	AUD	2,148	USD	1,359	04/17/2020	38,077
Goldman Sachs Bank USA	GBP	1,592	USD	2,074	04/17/2020	96,107
Goldman Sachs Bank USA	JPY	259,201	USD	2,463	04/17/2020	51,082
Goldman Sachs Bank USA	JPY	314,219	USD	2,846	04/17/2020	(78,108)
Goldman Sachs Bank USA	USD	1,568	CAD	2,154	04/17/2020	(37,488)
Goldman Sachs Bank USA	USD	806	CNY	5,762	04/17/2020	7,551
Goldman Sachs Bank USA	USD	3,088	EUR	2,752	04/17/2020	(51,611)
Goldman Sachs Bank USA	EUR	1,940	USD	2,108	07/17/2020	(40,403)
Goldman Sachs Bank USA	USD	1,040	JPY	113,632	07/17/2020	21,735
Goldman Sachs Bank USA	USD	1,183	JPY	122,856	07/17/2020	(35,971)
JPMorgan Chase Bank, NA	AUD	1,141	USD	755	04/17/2020	52,748
JPMorgan Chase Bank, NA	CAD	12,327	USD	9,445	04/17/2020	683,627
JPMorgan Chase Bank, NA	GBP	1,802	USD	2,172	04/17/2020	(66,923)
JPMorgan Chase Bank, NA	USD	1,180	CHF	1,139	04/17/2020	3,953
JPMorgan Chase Bank, NA	USD	511	GBP	388	04/17/2020	(28,946)
JPMorgan Chase Bank, NA	USD	942	MXN	17,970	04/17/2020	(185,810)
JPMorgan Chase Bank, NA	USD	6,605	SEK	62,538	04/17/2020	(280,967)
JPMorgan Chase Bank, NA	EUR	1,124	USD	1,290	07/17/2020	45,292
JPMorgan Chase Bank, NA	EUR	1,533	USD	1,656	07/17/2020	(41,302)
Morgan Stanley & Co., Inc.	BRL	6,849	USD	1,317	04/02/2020	(659)
Morgan Stanley & Co., Inc.	USD	1,369	BRL	6,849	04/02/2020	(50,875)
Morgan Stanley & Co., Inc.	AUD	1,286	USD	798	04/17/2020	6,780
Morgan Stanley & Co., Inc.	CAD	5,013	USD	3,844	04/17/2020	281,211
Morgan Stanley & Co., Inc.	CHF	2,101	USD	2,158	04/17/2020	(26,919)
Morgan Stanley & Co., Inc.	GBP	1,165	USD	1,355	04/17/2020	(92,177)
Morgan Stanley & Co., Inc.	JPY	88,322	USD	842	04/17/2020	20,420
Morgan Stanley & Co., Inc.	MXN	17,970	USD	782	04/17/2020	25,820
Morgan Stanley & Co., Inc.	SEK	7,074	USD	753	04/17/2020	37,537
Morgan Stanley & Co., Inc.	SGD	1,192	USD	840	04/17/2020	1,474
Morgan Stanley & Co., Inc.	USD	4,318	AUD	6,279	04/17/2020	(455,453)
Morgan Stanley & Co., Inc.	USD	5,617	EUR	5,029	04/17/2020	(67,439)
Morgan Stanley & Co., Inc.	USD	4,214	GBP	3,213	04/17/2020	(223,012)
Morgan Stanley & Co., Inc.	USD	1,233	ILS	4,318	04/17/2020	(12,773)
Morgan Stanley & Co., Inc.	USD	1,623	JPY	174,407	04/17/2020	462
Morgan Stanley & Co., Inc.	BRL	6,849	USD	1,367	05/05/2020	51,408
Morgan Stanley & Co., Inc.	KRW	15,942,289	USD	13,452	05/14/2020	357,138
Morgan Stanley & Co., Inc.	USD	1,902	TWD	56,612	05/21/2020	(16,157)
Natwest Markets PLC	AUD	5,140	USD	3,437	04/17/2020	275,282
Natwest Markets PLC	EUR	1,043	USD	1,163	04/17/2020	12,256
Natwest Markets PLC	GBP	1,182	USD	1,504	04/17/2020	35,670
Natwest Markets PLC	JPY	151,394	USD	1,393	04/17/2020	(16,049)
Natwest Markets PLC	USD	13,535	AUD	19,550	04/17/2020	(1,508,636)
Natwest Markets PLC	USD	611	CAD	866	04/17/2020	4,069
Natwest Markets PLC	USD	1,201	EUR	1,108	04/17/2020	22,108
Natwest Markets PLC	USD	5,779	JPY	626,660	04/17/2020	52,400
Natwest Markets PLC	USD	882	TRY	5,291	04/17/2020	(85,983)
Natwest Markets PLC	USD	429	INR	30,916	04/23/2020	(22,736)
Natwest Markets PLC	IDR	13,064,665	USD	795	05/05/2020	(3,136)
Natwest Markets PLC	EUR	1,427	USD	1,574	07/17/2020	(5,810)
Standard Chartered Bank	JPY	233,172	USD	2,161	04/17/2020	(8,887)
Standard Chartered Bank	USD	963	HKD	7,477	04/17/2020	1,621
Standard Chartered Bank	USD	950	JPY	103,873	04/17/2020	16,602
Standard Chartered Bank	USD	928	NOK	8,667	04/17/2020	(94,751)
Standard Chartered Bank	USD	1,107	INR	82,915	04/23/2020	(18,063)
State Street Bank & Trust Co.	CAD	246	USD	189	04/17/2020	13,669
State Street Bank & Trust Co.	EUR	2,166	USD	2,415	04/17/2020	24,861
State Street Bank & Trust Co.	GBP	1,084	USD	1,401	04/17/2020	54,455
State Street Bank & Trust Co.	ILS	1,445	USD	418	04/17/2020	10,176
State Street Bank & Trust Co.	JPY	7,974	USD	73	04/17/2020	(1,432)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NOK	4,076	USD	456	04/17/2020	$63,586
State Street Bank & Trust Co.	SEK	11,313	USD	1,174	04/17/2020	30,346
State Street Bank & Trust Co.	SGD	494	USD	354	04/17/2020	6,393
State Street Bank & Trust Co.	USD	4,105	CAD	5,486	04/17/2020	(206,263)
State Street Bank & Trust Co.	USD	55	CHF	53	04/17/2020	195
State Street Bank & Trust Co.	USD	178	EUR	162	04/17/2020	748
State Street Bank & Trust Co.	USD	1,767	GBP	1,351	04/17/2020	(88,169)
State Street Bank & Trust Co.	USD	398	JPY	43,478	04/17/2020	6,884
State Street Bank & Trust Co.	USD	1,938	NOK	17,763	04/17/2020	(229,125)
State Street Bank & Trust Co.	USD	1,927	SEK	18,324	04/17/2020	(74,278)
State Street Bank & Trust Co.	KRW	966,915	USD	819	05/14/2020	25,027
State Street Bank & Trust Co.	EUR	861	USD	980	07/17/2020	26,495
State Street Bank & Trust Co.	EUR	1,077	USD	1,190	07/17/2020	(1,949)
State Street Bank & Trust Co.	NOK	3,422	USD	333	07/17/2020	3,889
State Street Bank & Trust Co.	USD	406	JPY	43,823	07/17/2020	3,414
UBS AG	GBP	864	USD	1,002	04/17/2020	(71,179)
UBS AG	JPY	311,311	USD	2,866	04/17/2020	(31,005)
UBS AG	USD	6,720	EUR	6,108	04/17/2020	20,547
UBS AG	USD	502	KRW	595,418	05/14/2020	(12,662)
UBS AG	USD	437	TWD	13,144	05/21/2020	449
UBS AG	USD	1,717	AUD	2,815	07/17/2020	14,359

						$(266,451)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $14,982,789 or 5.7% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,222,328 and gross unrealized depreciation of investments was $(86,680,570), resulting in net unrealized depreciation of $(64,458,242).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

18.0%	Japan
16.2%	United Kingdom
8.9%	France
7.0%	Switzerland
6.6%	Germany
4.5%	South Korea
3.7%	Australia
3.6%	Denmark
3.4%	Italy
3.2%	Netherlands
3.2%	Portugal
3.1%	Taiwan
2.6%	Canada
13.6%	Other
2.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following: Austria, Belgium, China, Hong Kong, Ireland, Israel, Norway, Spain and Sweden.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$5,494,814	$32,730,038		$—	$38,224,852
Consumer Staples	5,525,167	32,119,154		—	37,644,321
Financials	63,278	36,784,008		—	36,847,286
Industrials	3,611,987	22,301,799		—	25,913,786
Health Care	—	23,144,140		—	23,144,140
Materials	3,932,406	18,602,647		—	22,535,053
Consumer Discretionary	—	22,152,511		—	22,152,511
Energy	—	16,774,412		—	16,774,412
Communication Services	—	14,274,700		—	14,274,700
Utilities	—	12,517,427		—	12,517,427
Real Estate	—	3,817,908		—	3,817,908
Short-Term Investments	6,294,318	—		—	6,294,318
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,593,051	—		—	1,593,051

Total Investments in Securities	26,515,021	235,218,744	(a)	—	261,733,765
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	6,898,560		—	6,898,560
Liabilities:
Forward Currency Exchange Contracts	—	(7,165,011)		—	(7,165,011)

Total	$26,515,021	$234,952,293		$—	$261,467,314

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,053	$27,668	$24,427	$6,294	$20
Government Money Market Portfolio*	3,846	125,943	128,196	1,593	19
Total	$6,899	$153,611	$152,623	$7,887	$39

*	Investments of cash collateral for securities lending transactions.